RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Company controlled by Interim CFO and Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 63,000	$ 55,125	$ 63,000
Company controlled by Former CFO [Member]
Disclosure of transactions between related parties [line items]
Management fees	55,000	59,000	60,000
Related parties [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 118,000	$ 114,125	$ 123,000